FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Statement of Financial Position [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2014 and 2013 are as follows:

	2014	2014	2013	2013
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	42,221	42,221	98,250	98,250
Restricted cash	18,923	18,923	15,000	15,000
Floating rate debt	363,500	363,500	95,000	95,000